Financial assets at FVTOCI - Details of financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 39,119,789	$ 32,912,493	₩ 30,028,929
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	38,126,977		28,948,141
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	4,728,085		2,922,671
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	22,909,615		17,996,660
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	5,091,035		3,896,744
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	5,299,707		4,031,721
Securities Loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	98,535		100,345
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 992,812		₩ 1,080,788